Future Materials Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
2013	$ 18,790
2014	9,800
2015	7,348
2016	7,348
Total	$ 43,286